Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 11, 2019	Feb. 25, 2019	Jan. 18, 2019	May 31, 2018	Dec. 31, 2017
ADS [Member]
Statement Line Items [Line Items]
Aggregate ordinary shares				400,000	138,890
Subsequent Event [Member]
Statement Line Items [Line Items]
Aggregate ordinary shares			4,476,192
Warrants to purchase shares			4,476,192
Warrant exercise price	$ 0.67		$ 1.30
Aggregate purchase price			$ 2,350
Sale of milestone description		The Company’s Distribution Agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea. CKD has agreed to pay the Company up to an additional USD 3,000 in upfront and milestone payments payable with respect to the NASH indication.
Subsequent Event [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrant exercise price	$ 2.344
Grant of unlisted options exercisable	400,000
Subsequent Event [Member] | ADS [Member] | Direct Offering [Member]
Statement Line Items [Line Items]
Sale of american depositary share			2,238,096
Warrants to purchase shares			2,238,096